Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
OPERATING ACTIVITIES:
Net income	$ 708,719	$ 736,639	$ 581,045
Adjustment for (income) loss from discontinued operations	47	(15,186)	(7,436)
Income from continuing operations	708,766	721,453	573,609
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	523,549	455,623	387,549
Amortization of debt issuance costs	400	409	315
Provision for (recovery of) bad debt	(200)	3,875	205
Stock-based compensation	26,703	23,271	18,078
Pension settlement charges	1,376
Gain on sale of investment securities	(45,234)	(162,121)
Income from asset sales	(19,585)	(18,923)	(19,223)
Deferred income tax expense	27,124	29,557	196,931
Other	2	2,490
Change in assets and liabilities:
Accounts receivable	(83,594)	(4,806)	(160,154)
Inventories	(17,375)	(12,289)	(22,170)
Prepaid expenses and other	(6,687)	5,321	(28,073)
Accounts payable	(21,082)	(52,076)	54,906
Accrued liabilities	35,845	24,259	195
Deferred income taxes	(784)	(1,673)	(180)
Other noncurrent liabilities	(10,650)	(17,371)	(1,592)
Net cash provided by operating activities from continuing operations	1,118,574	996,999	1,000,396
Net cash provided by (used in) operating activities from discontinued operations	(47)	186	(64)
Net cash provided by operating activities	1,118,527	997,185	1,000,332
INVESTING ACTIVITIES:
Capital expenditures	(952,892)	(809,066)	(1,097,680)
Proceeds from asset sales	30,770	28,026	39,894
Proceeds from sale of investments	49,205	232,221
Net cash used in investing activities from continuing operations	(872,917)	(548,819)	(1,057,786)
Net cash provided by investing activities from discontinued operations		15,000	7,500
Net cash used in investing activities	(872,917)	(533,819)	(1,050,286)
FINANCING ACTIVITIES:
Payments on long-term debt	(115,000)	(40,000)	(115,000)
Proceeds from line of credit			20,000
Payments on line of credit			(20,000)
Repurchase of common stock			(77,610)
Dividends paid	(264,386)	(93,053)	(30,049)
Exercise of stock options	23,250	13,317	2,673
Tax withholdings related to net share settlements of restricted stock	(3,049)	(1,677)	(1,514)
Excess tax benefit from stock-based compensation	26,616	9,820	3,303
Net cash used in financing activities	(332,569)	(111,593)	(218,197)
Net increase (decrease) in cash and cash equivalents	(86,959)	351,773	(268,151)
Cash and cash equivalents, beginning of period	447,868	96,095	364,246
Cash and cash equivalents, end of period	$ 360,909	$ 447,868	$ 96,095